CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss) / Income for the year	$ (5,820)	$ (10,599)	$ 66,891
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(208)	277	18
Items that may be subsequently reclassified to profit or loss:
Share of other comprehensive income / (loss) from associates	35	(1,150)	432
Currency translation adjustment	(24,847)	(247,712)	(25,585)
Other comprehensive loss for the year, net of income tax	(25,020)	(248,585)	(25,135)
Total comprehensive (loss) / income for the year	(30,840)	(259,184)	41,756
Attributable to:
Owners of the parent	(4,295)	(154,213)	34,926
Non-controlling interest	(26,545)	(104,971)	6,830
Total comprehensive (loss) / income for the year	$ (30,840)	$ (259,184)	$ 41,756